May 1, 2008

Supplement

SUPPLEMENT DATED MAY 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
Dated July 31, 2007

The third, fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Fund — Fund Management’’ are hereby deleted and replaced with the following:

The Fund is managed within the Global Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Colin D. McQueen, a Managing Director of the Sub-Adviser, Douglas M. McGraw and Martin J. Moorman, each an Executive Director of the Sub-Adviser, and Alexander Vislykh, a Vice President of the Sub-Adviser.

Mr. McQueen has been associated with the Sub-Adviser in an investment management capacity and began managing the Fund in December 2005. Prior to December 2005, Mr. McQueen was a portfolio manager at UBS Global Asset Management. Mr. McGraw has been associated with the Sub-Adviser and its investment management affiliates in a research capacity since June 2001 and began managing the Fund in April 2004. Mr. Moorman has been associated with the Sub-Adviser in an investment management capacity since September 2003 and began managing the Fund in April 2004. Prior to September 2003, Mr. Moorman was a portfolio manager at Delaware International Advisors. Mr. Vislykh has been associated with the Sub-Adviser in an investment management capacity since July 2002 and began managing the Fund in December 2006.

Mr. McQueen is the lead manager of the Fund and Messrs. McGraw, Moorman and Vislykh are co-portfolio managers. Mr. McQueen is responsible for the execution of the overall strategy of the Fund, although the Fund’s assets are managed within the team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GLBSPT1

May 1, 2008

Supplement

SUPPLEMENT DATED MAY 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
Dated July 31, 2007

The fifth paragraph of the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’ is hereby deleted.

The reference to Noreen Griffin in the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers’’ is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE